Borrowed Funds - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Borrowed Funds [Line Items]
Interest rate, range from	0.13%
Interest rate, range to	2.22%
Amount of available, unused funds	$ 134,844,839
Reverse Repurchase Agreement	5,000,000	5,000,000
Fair value of securities received as collateral that can be resold or repledged	$ 6,530,592	$ 6,421,762
Repurchase agreements, maturities	September 26, 2017
Reverse repurchase agreement interest rate	3.81%